T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

ARGENTINA 1.2%			Suzano Austria,
			6.00%, 1/15/29 (USD)	400,000	376

Corporate Bonds 1.2%			Total Brazil
MercadoLibre,			(Cost $5,819)		5,010
2.00%, 8/15/28 (USD)	30,000	39
Telecom Argentina,			CHILE 4.2%
6.50%, 6/15/21 (USD)	200,000	170

YPF,			Corporate Bonds 4.2%
8.50%, 3/23/21 (USD)	375,000	256
			AES Gener, VR,
Total Argentina			7.125%, 3/26/79 (USD) (1)(2)	400,000	315
(Cost $603)		465	Celulosa Arauco y Constitucion,
			4.20%, 1/29/30 (USD) (2)	200,000	173
BRAZIL 12.6%			Celulosa Arauco y Constitucion,
			5.50%, 4/30/49 (USD) (2)	200,000	160
Corporate Bonds 12.6%			Empresa Nacional de
			Telecomunicaciones,
Azul Investments,			4.75%, 8/1/26 (USD)	200,000	190
5.875%, 10/26/24 (USD)	200,000	112	Empresa Nacional de
Banco BTG Pactual, VR,			Telecomunicaciones,
7.75%, 2/15/29 (USD) (1)(2)	400,000	344	4.875%, 10/30/24 (USD)	200,000	193
Banco do Brasil, VR,			Enel Americas,
9.00% (USD) (1)(3)	400,000	384	4.00%, 10/25/26 (USD)	330,000	311
Braskem Finance,			Enel Chile,
7.375% (USD) (3)	199,000	171	4.875%, 6/12/28 (USD)	215,000	214
Braskem Netherlands Finance,			Latam Finance,
4.50%, 1/10/28 (USD)	300,000	240	7.00%, 3/1/26 (USD) (2)	200,000	92
Centrais Eletricas Brasileiras,
4.625%, 2/4/30 (USD) (2)	615,000	547	Total Chile
Cosan,			(Cost $2,000)		1,648
5.50%, 9/20/29 (USD)	500,000	410
Cosan Overseas,			CHINA 12.4%
8.25% (USD) (3)	100,000	90
CSN Resources,			Corporate Bonds 12.4%
7.625%, 2/13/23 (USD) (2)	500,000	351	21Vianet Group,
Globo Comunicacao e			7.875%, 10/15/21 (USD)	200,000	170
Participacoes,
4.875%, 1/22/30 (USD) (2)	200,000	172	Agile Group Holdings,
			8.50%, 7/18/21 (USD)	200,000	201
Globo Comunicacao e			China Evergrande Group,
Participacoes,
5.125%, 3/31/27 (USD)	650,000	583	6.25%, 6/28/21 (USD)	200,000	174
Itau Unibanco Holding, VR,			China Evergrande Group,
6.50% (USD) (1)(2)(3)	400,000	382	9.50%, 4/11/22 (USD)	450,000	370
Minerva Luxembourg,			China Oil & Gas Group,
6.50%, 9/20/26 (USD)	400,000	367	5.50%, 1/25/23 (USD)	300,000	272
Oi,			CIFI Holdings Group,
10.00%, 7/27/25 (USD) (4)	140,000	97	7.625%, 2/28/23 (USD)	400,000	386
St Marys Cement,			Country Garden Holdings,
5.75%, 1/28/27 (USD)	400,000	384	8.00%, 1/27/24 (USD)	400,000	411
			Easy Tactic,
			9.125%, 7/28/22 (USD)	200,000	183

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Fufeng Group,			COSTA RICA 0.6%
5.875%, 8/28/21 (USD)	400,000	420
Golden Eagle Retail Group,			Government Bonds 0.6%
4.625%, 5/21/23 (USD)	200,000	178

Health & Happiness H&H			Instituto Electricidad, Costarricense de
International Holdings,			6.375%, 5/15/43 (USD)	400,000	254
5.625%, 10/24/24 (USD)	200,000	187
Kaisa Group Holdings,			Total Costa Rica
11.25%, 4/9/22 (USD)	250,000	222	(Cost $340)		254
Longfor Group Holdings,
4.50%, 1/16/28 (USD)	200,000	202	EGYPT 0.9%
Shimao Property Holdings,
5.60%, 7/15/26 (USD)	300,000	287	Government Bonds 0.9%
Shimao Property Holdings,
6.125%, 2/21/24 (USD)	200,000	198	Arab Republic of Egypt,
Times China Holdings,			5.875%, 6/11/25 (USD)	400,000	361
6.25%, 1/17/21 (USD)	400,000	393	Total Egypt
Yanlord Land HK,			(Cost $420)		361
6.75%, 4/23/23 (USD)	200,000	186
Yanlord Land HK,			HONG KONG 2.3%
6.80%, 2/27/24 (USD)	200,000	180

Yuzhou Properties,			Corporate Bonds 2.3%
7.90%, 5/11/21 (USD)	300,000	294
			Bank of East Asia, VR,
Total China			5.625% (USD) (1)(3)	400,000	383
(Cost $5,301)		4,914	Metropolitan Light,
			5.50%, 11/21/22 (USD)	165,000	156
COLOMBIA 2.0%			Metropolitan Light,
			5.50%, 11/21/22 (USD) (2)	176,000	166
Corporate Bonds 2.0%			PCPD Capital,
Banco de Bogota,			4.75%, 3/9/22 (USD)	200,000	200
4.375%, 8/3/27 (USD) (2)	450,000	406	Total Hong Kong
Bancolombia, VR,			(Cost $934)		905
4.625%, 12/18/29 (USD) (1)	435,000	384

Total Colombia			INDIA 6.2%
(Cost $891)		790
			Corporate Bonds 6.2%
CONGO 1.0%			ABJA Investment,
			5.45%, 1/24/28 (USD)	200,000	149
Corporate Bonds 1.0%			ABJA Investment,
HTA Group,			5.95%, 7/31/24 (USD)	200,000	167
9.125%, 3/8/22 (USD)	400,000	375	Adani Ports & Special Economic
			Zone,
Total Congo			4.375%, 7/3/29 (USD)	400,000	346
(Cost $376)		375	Greenko Dutch,
			4.875%, 7/24/22 (USD)	200,000	178
			HPCL-Mittal Energy,
			5.25%, 4/28/27 (USD)	230,000	173

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

HT Global IT Solutions Holdings,			JAMAICA 0.3%
7.00%, 7/14/21 (USD)	200,000	173
JSW Steel,			Corporate Bonds 0.3%
5.95%, 4/18/24 (USD)	300,000	222
Network i2i, VR,			Digicel,
5.65% (USD) (1)(3)	500,000	405	6.00%, 4/15/21 (USD)	200,000	116
Shriram Transport Finance,			Total Jamaica
5.10%, 7/16/23 (USD) (2)	425,000	298	(Cost $164)		116
Tata Motors,
5.875%, 5/20/25 (USD)	200,000	159	KAZAKHSTAN 1.1%
TML Holdings,
5.75%, 5/7/21 (USD)	200,000	193	Corporate Bonds 1.1%
Total India			Tengizchevroil Finance International,
(Cost $3,030)		2,463	4.00%, 8/15/26 (USD)	450,000	429

			Total Kazakhstan
INDONESIA 3.2%			(Cost $450)		429

Corporate Bonds 3.2%			KUWAIT 2.6%
Adaro Indonesia,
4.25%, 10/31/24 (USD)	300,000	246	Corporate Bonds 2.6%
Bank Tabungan Negara Persero,
4.20%, 1/23/25 (USD)	200,000	176	Equate Petrochemical,
Perusahaan Listrik Negara,			3.00%, 3/3/22 (USD)	300,000	289
5.45%, 5/21/28 (USD) (2)	400,000	420	Kuwait Projects,
TBG Global,			4.229%, 10/29/26 (USD)	400,000	376
5.25%, 2/10/22 (USD)	300,000	288	NBK Tier 1 Financing 2, VR,
Theta Capital,			4.50% (USD) (1)(2)(3)	405,000	383
8.125%, 1/22/25 (USD)	200,000	147	Total Kuwait

Total Indonesia			(Cost $1,119)		1,048
(Cost $1,373)		1,277
			MACAO 1.0%

ISRAEL 3.9%
			Corporate Bonds 1.0%

Corporate Bonds 3.9%			MGM China Holdings,
Bank Leumi Le-Israel, VR,			5.375%, 5/15/24 (USD) (2)	400,000	380
3.275%, 1/29/31 (USD) (1)(2)	525,000	482	Total Macao
Israel Chemicals,			(Cost $347)		380
6.375%, 5/31/38 (USD) (2)	280,000	306
Teva Pharmaceutical Finance			MALAYSIA 1.9%
Netherlands III,
6.75%, 3/1/28 (USD)	200,000	194
Teva Pharmaceutical Finance			Corporate Bonds 1.9%
Netherlands III,			Gohl Capital,
7.125%, 1/31/25 (USD) (2)	560,000	549	4.25%, 1/24/27 (USD)	400,000	332
			TNB Global Ventures Capital,
Total Israel			3.244%, 10/19/26 (USD)	400,000	410
(Cost $1,582)		1,531
			Total Malaysia
			(Cost $810)		742

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

MEXICO 4.3%			PANAMA 0.9%

Corporate Bonds 3.5%			Corporate Bonds 0.9%
Axtel,			C&W Senior Financing,
6.375%, 11/14/24 (USD) (2)	255,000	212	7.50%, 10/15/26 (USD) (2)	400,000	369

Banco Santander Mexico, VR,			Total Panama
8.50% (USD) (1)(3)	225,000	233	(Cost $395)		369
BBVA Bancomer, VR,
5.35%, 11/12/29 (USD) (1)	200,000	184
BBVA Bancomer, VR,			PARAGUAY 0.5%
5.875%, 9/13/34 (USD) (1)(2)	300,000	252
Cemex,			Corporate Bonds 0.5%
6.125%, 5/5/25 (USD)	300,000	268	Telefonica Celular del Paraguay,
Mexico City Airport Trust,			5.875%, 4/15/27 (USD) (2)	200,000	182

3.875%, 4/30/28 (USD)	300,000	255	Total Paraguay
		1,404	(Cost $200)		182

Government Bonds 0.8%			PERU 1.8%
Petroleos Mexicanos,
6.50%, 3/13/27 (USD)	425,000	318
			Corporate Bonds 1.8%
		318	Consorcio Transmantaro,
Total Mexico			4.70%, 4/16/34 (USD) (2)	400,000	378
(Cost $1,915)		1,722	Nexa Resources,
			5.375%, 5/4/27 (USD)	450,000	350

MOROCCO 1.0%			Total Peru
			(Cost $924)		728
Government Bonds 1.0%
OCP,			PHILIPPINES 1.8%
5.625%, 4/25/24 (USD)	400,000	398

Total Morocco			Corporate Bonds 1.8%
(Cost $416)		398	AC Energy Finance International,
			5.65% (USD) (3)	200,000	193

OMAN 1.3%			ICTSI Treasury,
			5.875%, 9/17/25 (USD)	300,000	322
			SM Investments,
Corporate Bonds 1.3%			4.875%, 6/10/24 (USD)	200,000	210
OmGrid Funding,
5.196%, 5/16/27 (USD)	250,000	185	Total Philippines
Oztel Holdings,			(Cost $715)		725
5.625%, 10/24/23 (USD)	400,000	321

Total Oman			RUSSIA 2.1%
(Cost $670)		506
			Corporate Bonds 2.1%
			GTLK Europe,
			5.95%, 7/19/21 (USD)	400,000	395
			GTLK Europe Capital,
			5.95%, 4/17/25 (USD)	200,000	192

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Sberbank of Russia,			THAILAND 2.8%
6.125%, 2/7/22 (USD)	225,000	233
Total Russia			Corporate Bonds 2.8%
(Cost $854)		820	Bangkok Bank, VR,
			3.733%, 9/25/34 (USD) (1)(2)	400,000	357
SAUDI ARABIA 1.8%			Bangkok Bank, VR,
			3.733%, 9/25/34 (USD) (1)	200,000	179
Corporate Bonds 1.8%			Indorama Ventures Global Services,
			4.375%, 9/12/24 (USD)	400,000	393
Almarai Sukuk,			Thaioil Treasury Center,
4.311%, 3/5/24 (USD)	200,000	195	3.50%, 10/17/49 (USD) (2)	200,000	175
Samba Funding,
2.75%, 10/2/24 (USD)	350,000	321	Total Thailand
Saudi Arabian Oil,			(Cost $1,210)		1,104
4.25%, 4/16/39 (USD) (2)	200,000	199
Total Saudi Arabia			TURKEY 2.3%
(Cost $749)		715
			Corporate Bonds 2.3%
SERBIA 0.5%			Akbank,
			5.00%, 10/24/22 (USD)	400,000	363
Corporate Bonds 0.5%			Turk Telekomunikasyon,
			6.875%, 2/28/25 (USD) (2)	400,000	379
United Group,			Turkiye Garanti Bankasi,
3.125%, 2/15/26 (EUR) (2)	215,000	201	5.875%, 3/16/23 (USD)	200,000	186
Total Serbia			Total Turkey
(Cost $237)		201	(Cost $998)		928

SOUTH AFRICA 2.4%			UKRAINE 2.3%

Corporate Bonds 2.4%			Corporate Bonds 2.3%
FirstRand Bank, VR,			Kernel Holding,
6.25%, 4/23/28 (USD) (1)	200,000	180	8.75%, 1/31/22 (USD)	200,000	173
MTN Mauritius Investments,			MHP,
6.50%, 10/13/26 (USD)	425,000	409	7.75%, 5/10/24 (USD)	350,000	298
Standard Bank Group, VR,			Ukraine Railways Via Rail Capital
5.95%, 5/31/29 (USD) (1)	400,000	362	Markets,
Total South Africa			8.25%, 7/9/24 (USD)	250,000	213
(Cost $1,060)		951	VF Ukraine PAT via VFU Funding,
			6.20%, 2/11/25 (USD) (2)	250,000	210
SOUTH KOREA 1.0%			Total Ukraine
			(Cost $1,028)		894
Corporate Bonds 1.0%
Shinhan Bank, VR,			UNITED ARAB EMIRATES 5.0%
3.875%, 12/7/26 (USD) (1)	200,000	199
Shinhan Bank,			Corporate Bonds 5.0%
4.50%, 3/26/28 (USD)	200,000	210	Acwa Power Management &
Total South Korea			Investments One,
(Cost $427)		409	5.95%, 12/15/39 (USD)	231,000	210
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

DP World Crescent,			SHORT-TERM INVESTMENTS 6.2%
4.848%, 9/26/28 (USD)	300,000	274
Emirates Airline,			MONEY MARKET FUNDS 6.0%
4.50%, 2/6/25 (USD)	447,609	430	T. Rowe Price Government Reserve
Emirates NBD Bank, VR,			Fund, 0.95% (7)(8)	2,352,534	2,353
6.125% (USD) (1)(3)	600,000	513
MAF Global Securities, VR,			Total Money Market Funds
6.375% (USD) (1)(3)	400,000	307	(Cost $2,353)		2,353
Ruwais Power,
6.00%, 8/31/36 (USD)	200,000	234	U. S. GOVERNMENT OBLIGATIONS 0.2%
Total United Arab Emirates
(Cost $2,308)		1,968	U. S. Treasury Notes,
			1.50%, 6/15/20 (9)	90,000	90

UNITED KINGDOM 0.0%			Total U. S. Government Obligations
			(Cost $90)		90
Common Stocks 0.0%
Mriya Farming (5)(6)	166	—	Total Short-Term Investments
		—	(Cost $2,443)		2,443
Corporate Bonds 0.0%
Mriya Farming, EC,			Total Investments in Securities 98.0%
0.50%, 12/31/25 (USD) (2)(5)	70,000	1	(Cost $43,434)		$38,807
			Other Assets Less Liabilities 2.0%		811
		1	Net Assets 100%		$39,618
Total United Kingdom
(Cost $—)		1

UNITED STATES 1.5%

Corporate Bonds 1.5%
Kosmos Energy,
7.125%, 4/4/26 (2)	200,000	108
Kosmos Energy,
7.125%, 4/4/26	200,000	108
LCPR Senior Secured Financing,
6.75%, 10/15/27 (2)	400,000	393
Total United States
(Cost $818)		609

VIETNAM 1.1%

Corporate Bonds 1.1%
Mong Duong Finance Holdings,
5.125%, 5/7/29 (USD) (2)	500,000	426
Total Vietnam
(Cost $508)		426

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $9,768 and represents 24.7% of net assets.
(3)	Perpetual security with no stated maturity date.
(4)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5)	Level 3 in fair value hierarchy.
(6)	Non-income producing
(7)	Seven-day yield
(8)	Affiliated Companies
(9)	At March 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR	Euro
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

Futures Contracts
($000 s)
				Value and
	Expiration	Notional		Unrealized Gain
	Date	Amount		(Loss)
Short, 11 U. S. Treasury Notes ten year contracts	6/20	(1,525	) $	(31)
Long, 7 Ultra U. S. Treasury Bonds contracts	6/20	1,553		150
Net payments (receipts) of variation margin to date				(140)
Variation margin receivable (payable) on open futures contracts				$(21)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

Forward Currency Exchange Contracts
(Amounts in 000s)
						Unrealized
Counterparty	Settlement	Receive	Deliver			Gain (Loss)
HSBC Bank	5/22/20	EUR	41	USD	46	$—
State Street	5/22/20	USD	235	EUR	215	(3)
Net unrealized gain (loss) on open forward
currency exchange contracts						$(3)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$5+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
T. Rowe Price Government Reserve Fund	$137	¤	¤ $	2,353^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,353.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$	— $	— $	— $	—
Corporate Bonds		—	35,032	1	35,033
Fixed Income Securities[1]		—	1,331	—	1,331
Short-Term Investments		2,353	90	—	2,443
Total		$2,353$	36,453$	1$	38,807
Liabilities
Future Contracts		$21$	— $	— $	21
Forward Currency Exchange Contracts		—	3	—	3
Total		$21$	3$	— $	24

[1] Includes Government Bonds.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(1,000) for the period ended March 31, 2020.

($000 s)	Beginning	Gain (Loss)	Ending
	Balance	During	Balance
	1/1/20	Period	3/31/20
Investment in Securities
Common Stocks	$–	$–	$–
Corporate Bonds	2	(1)	1
Total	$2	$(1)	$1